Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2021	Sep. 30, 2021
Other Assets Other and Other Liabilities [Line Items]
Equity securities without readily determinable fair value, amount		¥ 65,365	¥ 65,365
Business Combinations [Member]
Other Assets Other and Other Liabilities [Line Items]
Business acquisition percentage of voting interests acquired	100.00%	100.00%
Business acquisition name of acquired entity	Greentech Capital, LLC	Greentech Capital, LLC